Annual Fund Operating Expenses - American Century Mutual Funds, Inc	Mar. 01, 2025
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GROWTH FUND | GROWTH FUND, G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.61%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
SELECT FUND | SELECT FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.63%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
ULTRA FUND | ULTRA FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.57%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026

[1]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.832% for Investor, A, C and R Classes, 0.632% for I and R5 Classes, and 0.482% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[3]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.900% for Investor, A, C and R Classes, 0.700% for I and R5 Classes, and 0.550% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[5]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.865% for Investor, A, C and R Classes, 0.665% for I and R5 Classes, and 0.515% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.